29. RELATED-PARTY TRANSACTIONS (Details 1) - Directors and executive officers [member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation of key management personnel
Short-term benefits paid to officers	[1],[2]	R$ 63,157	R$ 51,500	R$ 64,326
Share-based compensation		10,106	1,835	3,202
Total		R$ 73,263	R$ 53,335	R$ 67,528

[1]	The amounts shown do not take into consideration the impacts related to payroll taxes pursuant to a decision issued by the CVM Board on December 8, 2020 (CVM Proceeding No. 19957.007457/2018-10) and communicated by Official Letter in January 2021.
[2]	Wages, salaries, fees, social security contributions, paid leave and paid sick leave, profit sharing and bonuses, and noncash benefits (such as medical care, housing, cars, and free or subsidized goods or services).